Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Table]
Payments in respect of developmental milestones, dependent on events outside control of company, but reasonably possible to occur	$ 8.7
Non-cancellable contractual commitments	$ 11.3